CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] CNY (¥)	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2021	¥ 2,880,942		¥ 114				¥ 7,793,234		¥ (143,111)		¥ 40,380		¥ (4,809,675)
Beginning balance, Shares at Dec. 31, 2021 | shares			171,337,528	171,337,528
Net Income (Loss)	13,172												13,172
Share-based compensation	122,654						122,654
Option exercised and restricted stock units vested	12		¥ 1				11
Option exercised and restricted stock units vested, Shares | shares			1,521,016	1,521,016
Foreign currency translation adjustments	72,703								72,703
Unrealized gains on available-for-sale investments	39,729								39,729
Transfer to statements of operations of realized gains on available-for-sale investments	(33,383)								(33,383)
Ending balance at Dec. 31, 2022	3,095,829		¥ 115				7,915,899		(64,062)		40,380		(4,796,503)
Ending balance, Shares at Dec. 31, 2022 | shares			172,858,544	172,858,544
Net Income (Loss)	(7,298)												(7,298)
Transfer to statutory reserves											9,845		(9,845)
Share-based compensation	58,353						58,353
Option exercised and restricted stock units vested	11		¥ 1		¥ 5,314		(5,304)
Option exercised and restricted stock units vested, Shares | shares			2,498,091	2,498,091
Repurchase of ordinary shares	(90,492)				(90,492)
Repurchase of ordinary shares, Shares | shares			(3,244,745)	(3,244,745)
Deconsolidation of a subsidiary	19,009						19,009
Foreign currency translation adjustments	29,804								29,804
Unrealized gains on available-for-sale investments	25,792								25,792
Transfer to statements of operations of realized gains on available-for-sale investments	(24,743)								(24,743)
Ending balance at Dec. 31, 2023	3,106,265		¥ 116		(85,178)		7,987,957		(33,209)		50,225		(4,813,646)
Ending balance, Shares at Dec. 31, 2023 | shares			172,111,890	172,111,890
Net Income (Loss)	(1,048,954)	$ (143,706)											(1,048,954)
Transfer to statutory reserves											15,817		(15,817)
Share-based compensation	53,217						53,217
Option exercised and restricted stock units vested					49,753		(49,753)
Option exercised and restricted stock units vested, Shares | shares			1,917,933	1,917,933
Repurchase of ordinary shares	(207,441)				(207,441)
Repurchase of ordinary shares, Shares | shares			(5,406,598)	(5,406,598)
Deconsolidation of a subsidiary							19,009
Foreign currency translation adjustments	22,894								22,894
Unrealized gains on available-for-sale investments	29,497								29,497
Transfer to statements of operations of realized gains on available-for-sale investments	(22,014)	(3,016)							(22,014)
Ending balance at Dec. 31, 2024	¥ 1,933,464	$ 264,882	¥ 116	$ 16	¥ (242,866)	$ (33,273)	¥ 7,991,421	$ 1,094,820	¥ (2,832)	$ (388)	¥ 66,042	$ 9,048	¥ (5,878,417)	$ (805,341)
Ending balance, Shares at Dec. 31, 2024 | shares			168,623,225	168,623,225